Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payables [Abstract]
Schedule of composition of other accounts payable
	December 31,
	2018	2017
	U.S. dollars in thousands

Trade payables	8	4
Employees, consultants and payroll accruals	20	20
Accrued expenses	225	276

	253	300

	December 31,
	2018	2017
	U.S. dollars in thousands

U.S. dollars	189	244
NIS (not linked to the Israeli CPI)	64	56

	253	300